BORROWINGS - Long term narrative and interest expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest expense
Interest expense	$ 178,166	$ 137,468	$ 114,099
Interest capitalized:
Project assets	64,201	38,456	27,676
Solar power and battery energy storage systems	42,812	70,487	33,097
Property, plant, and equipment			963
Total interest costs	$ 285,179	$ 246,411	$ 175,835
Short-term borrowings
BORROWINGS
Floating interest rate (as a percent)	3.30%	3.10%
Long-term borrowings
BORROWINGS
Floating interest rate (as a percent)	5.20%	5.40%